CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenues:
Total revenues		$ 1,614,173	$ 1,210,127	$ 880,978
Cost of revenues	[1],[2]	268,807	210,285	172,690
Gross profit		1,345,366	999,842	708,288
Research and development	[1],[2]	763,188	579,134	415,776
Marketing and sales	[1],[2]	299,683	268,356	187,315
General and administrative	[2]	268,409	215,714	151,242
Total operating expenses		1,331,280	1,063,204	754,333
Operating income (loss)		14,086	(63,362)	(46,045)
Other non-operating expense, net		(338,486)	(535,453)	(15,157)
Finance income		27,801	33,500	9,877
Finance costs		(49,610)	(40,241)	(6,806)
Loss before income tax expense		(346,209)	(605,556)	(58,131)
Income tax expense		(4,445)	(32,065)	(55,301)
Net loss		$ (350,654)	$ (637,621)	$ (113,432)
Net loss per share attributable to ordinary shareholders:
Basic (USD per share)		$ (1.43)	$ (2.67)	$ (0.49)
Diluted (USD per share)		$ (1.43)	$ (2.67)	$ (0.49)
Weighted-average shares outstanding used to compute net loss per share attributable to ordinary shareholders:
Basic (shares)		244,844	238,611	231,184
Diluted (shares)		244,844	238,611	231,184
Share-based payment expense		$ 313,395	$ 257,762	$ 162,873
Cost of revenues
Weighted-average shares outstanding used to compute net loss per share attributable to ordinary shareholders:
Share-based payment expense		19,787	17,450	11,955
Amortization charge		29,509	27,997	21,188
Research and development
Weighted-average shares outstanding used to compute net loss per share attributable to ordinary shareholders:
Share-based payment expense		204,150	149,049	98,609
Amortization charge		166	60	0
Marketing and sales
Weighted-average shares outstanding used to compute net loss per share attributable to ordinary shareholders:
Share-based payment expense		41,960	39,303	23,605
Amortization charge		12,860	28,744	36,090
General and administrative
Weighted-average shares outstanding used to compute net loss per share attributable to ordinary shareholders:
Share-based payment expense		47,498	51,960	28,704
Subscription
Revenues:
Total revenues		931,455	633,950	410,694
Maintenance
Revenues:
Total revenues		469,350	394,526	326,511
Perpetual license
Revenues:
Total revenues		95,162	93,593	83,171
Other
Revenues:
Total revenues		$ 118,206	$ 88,058	$ 60,602

[1]	Amounts include amortization of acquired intangible assets, as follows:

Cost of revenues	$29,509	$27,997	$21,188
Research and development	166	60	—
Marketing and sales	12,860	28,744	36,090

[2]	Amounts include share-based payment expense, as follows:

Cost of revenues	$19,787	$17,450	$11,955
Research and development	204,150	149,049	98,609
Marketing and sales	41,960	39,303	23,605
General and administrative	47,498	51,960	28,704